UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 14, 2013

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$14,084,003,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   374535  4033767 SH       Sole                  3413676            620091
Alleghany Corp                 COM              017175100     2398     7148 SH       Sole                     6479               669
Altera Corporation             COM              021441100   316600  9206161 SH       Sole                  7817480           1388681
American Intl Group Inc New    COM              026874784      466    13200 SH       Sole                    13200
AON PLC                        COM              G0408V102   791305 14229553 SH       Sole                 12074948           2154605
Apache Corp                    COM              037411105   359436  4578799 SH       Sole                  3852392            726407
Ascent Capital Group Inc-A     COM              043632108     6189    99925 SH       Sole                    96105              3820
Bank of NY Mellon              COM              064058100      493    19200 SH       Sole                    19200
Berkley W R Corp               COM              084423102   410469 10876236 SH       Sole                  9263905           1612331
Berkshire Hathaway Class B     COM              084670702   938870 10466779 SH       Sole                  8691520           1775259
Berkshire Hathaway Inc. Cl A   COM              084670108    70650      527 SH       Sole                      527
Borg Warner Inc                COM              099724106     2292    32000 SH       Sole                    32000
Charles Schwab Corp            COM              808513105      604    42050 SH       Sole                    42050
Citigroup Inc.                 COM              172967424      617    15600 SH       Sole                    15600
Coca Cola Co                   COM              191216100   633668 17480505 SH       Sole                 14705305           2775200
Comcast Corp Cl A              COM              20030N101    20443   547193 SH       Sole                   260795            286398
Comcast Corp Special Cl A      COM              20030N200   479229 13341568 SH       Sole                 11439281           1902287
ConocoPhillips                 COM              20825c104      325     5600 SH       Sole                     5600
Ecolab Inc                     COM              278865100   672715  9356264 SH       Sole                  7966801           1389463
Fidelity National Information  COM              31620m106   275523  7915048 SH       Sole                  6697056           1217992
Goldman Sachs Group Inc        COM              38141g104   326865  2562440 SH       Sole                  2136121            426319
Google Inc - Cl A              COM              38259P508   496869   702407 SH       Sole                   593841            108566
Kraft Foods Group Inc          COM              50076q106      359     7900 SH       Sole                     7900
Liberty Global Inc A           COM              530555101    51726   821570 SH       Sole                   747814             73756
Liberty Global Inc Ser C       COM              530555309   771842 13137739 SH       Sole                 11049903           2087836
Loews Corp                     COM              540424108   426641 10469714 SH       Sole                  8772626           1697088
McDonald's Corp                COM              580135101   103175  1169652 SH       Sole                   998681            170971
Microsoft Corp                 COM              594918104   622909 23321462 SH       Sole                 19583436           3738026
Mondelez International Inc     COM              609207105   439833 17280074 SH       Sole                 14345276           2934798
Morgan Stanley                 COM              617446448   532121 27830619 SH       Sole                 23488725           4341894
National Instruments Corp      COM              636518102      672    26025 SH       Sole                    26025
Nestle S A Rep RG SH ADR       COM              641069406   382209  5864800 SH       Sole                  5046217            818583
Newfield Exploration Co        COM              651290108      608    22700 SH       Sole                    22700
News Corp Ltd Class A          COM              65248E104   565823 22180447 SH       Sole                 18552977           3627470
News Corp Ltd Class B          COM              65248E203    80572  3070579 SH       Sole                  2875329            195250
Noble Energy Inc               COM              655044105   674137  6626073 SH       Sole                  5614873           1011200
Oracle Systems                 COM              68389X105   689051 20679806 SH       Sole                 17160751           3519055
Pepsico                        COM              713448108   482479  7050696 SH       Sole                  5930658           1120038
Praxair Inc                    COM              74005P104   555399  5074458 SH       Sole                  4298024            776434
Republic Services              COM              760759100      305    10400 SH       Sole                    10400
Sanofi ADR                     COM              80105n105      332     7000 SH       Sole                     7000
SPDR S&P 500 ETF Trust         COM              78462F103     1659    11650 SH       Sole                    11650
Teva Pharmaceutical ADR        COM              881624209      836    22400 SH       Sole                    22400
Thermo Fisher Scientific Inc   COM              883556102   351788  5515646 SH       Sole                  4689342            826304
Travelers Companies, Inc.      COM              89417E109      496     6900 SH       Sole                     6900
UnitedHealth Group Inc         COM              91324P102   531794  9804453 SH       Sole                  8272028           1532425
Vodafone Group PLC ADR         COM              92857w209      428    17000 SH       Sole                    17000
Wal-Mart Stores Inc            COM              931142103   635920  9320246 SH       Sole                  7829940           1490306
Yahoo! Inc                     COM              984332106      326    16400 SH       Sole                    16400